5. MINERAL PROPERTY INTERESTS: Schedule of Morrison claims (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of Morrison claims
Morrison claims, Canada	2022	2021	2020

Balance, beginning of year	$4,832,500	$4,832,500	$4,832,500

Impairment Allowance (Note 2(c))	(4,832,500)	-	-

Balance, end of year	$-	$4,832,500	$4,832,500